Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
NET LOSS	$ (18,963)	$ (12,316)	$ (25,427)	$ (10,933)
Other comprehensive loss, net of tax:
Foreign currency translation adjustment	(3)	(17)	(13)	(7)
COMPREHENSIVE LOSS	$ (18,966)	$ (12,333)	$ (25,440)	$ (10,940)